Note 40	6 Months Ended
Jun. 30, 2025
Provisions or reversal of provisions [Abstract]
Disclosure of Provisions or reversal of provisions [Text Block]	Provisions or reversal of provisions
In the six months ended June 30, 2025 and 2024 the net provisions recognized in this condensed income statement line item were as follows:

PROVISIONS OR REVERSAL OF PROVISIONS (MILLIONS OF EUROS)

	Notes	June 2025	June 2024
Pensions and other post-employment defined benefit obligations	24	3	3
Commitments and guarantees given		0	(110)
Pending legal issues and tax litigation		105	104
Other provisions		25	41
Total		133	38